Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 8. Related Party Transactions

The Company has entered into transactions with the following related parties:

Related Party: Bristol Capital, LLC

Bristol Capital, LLC (“Bristol Capital”) is managed by Paul L. Kessler. Mr. Kessler served as Executive Chairman of the Company from December 29, 2016, through November 24, 2020, when Mr. Kessler resigned his position, but continued to serve as member of the Board of Directors. On December 1, 2021, Mr. Kessler was again appointed Executive Chairman of the Company.

Consulting Agreement

On December 29, 2016, the Company entered into a Consulting Services Agreement with Bristol Capital. Pursuant to the Consulting Agreement, Mr. Kessler agreed to serve as Executive Chairman of the Company. The initial term of the Agreement is from December 29, 2016 through March 28, 2017. The term of the Consulting Agreement will be automatically extended for additional terms of 90-day periods, unless either the Company or Bristol Capital gives prior written notice of non-renewal to the other party no later than thirty (30) days prior to the expiration of the then current term. Upon the execution of the agreement the Company granted Bristol Capital options to purchase up to an aggregate of 30,000 shares of the Company’s common stock at an exercise price of $0.25 per share, as amended.

During the term, the Company will pay Bristol Capital, as amended, a monthly fee $18,750 payable in cash or preferred stock, at the Company’s election. In addition, Bristol Capital may receive an annual bonus in an amount and under terms determined by the Compensation Committee of the Board and approved by the Board in its sole and absolute discretion. The Company shall also, in association with the uplisting of the Company’s common stock to a national exchange, issue to Bristol Capital (i) shares of common stock equal to 5% of the fully diluted shares of common stock of the Company, calculated with the inclusion of Bristol Capital’s equity stock holdings and shares issuable upon conversion of convertible instruments, preferred stock, options, and warrants; and (ii) a one-time non-accountable expense reimbursement of $200,000.

On November 22, 2018, the Company agreed to issue 202,022 shares of preferred stock for settlement of $496,875 due under the consulting agreement as of October 31, 2018.

On August 3, 2020, the Company cancelled the 202,022 shares of preferred stock previously determined to be issued, and issued 49,688 shares of Series A preferred stock for the settlement of the previous outstanding amount due. In addition, on August 3, 2020, the Company issued 38,438 shares of Series A preferred stock for the settlement of $384,375 due under the consulting agreement as of July 31, 2020.

On March 1, 2021, the Company issued 22,500 shares of Series A preferred stock to Bristol Capital for the settlement of $225,000 due under the consulting agreement as of July 31, 2021.

During the three months ended March 31, 2023 and 2022, the Company incurred expenses of approximately $56,250, for each period for consulting services provided by Bristol Capital. As of March 31, 2023 and December 31, 2022, the amount accrued to Bristol Capital for consulting services was $375,000 and $318,750, respectively.

Non-Accountable Expense Reimbursement

On September 7, 2021, Bristol Capital received a one-time non-accountable expense reimbursement of $200,000 in consideration for significant efforts and diligence in negotiating and structuring investment transactions.

Reimbursement of Legal Fees

In January 2022, Bristol Capital was reimbursed for $12,040 in legal fees.

Related Party: Bristol Capital Advisors, LLC

Bristol Capital Advisors, LLC (“Bristol Capital Advisors”) is managed by Paul L. Kessler.

Operating Sublease

On June 16, 2016, the Company entered into a Standard Multi-Tenant Sublease with Bristol Capital Advisors. The leased premises are owned by an unrelated third party and Bristol Capital Advisors passes the lease costs down to the Company. The term of the Sublease is for 5 years and 3 months beginning on July 1, 2016, with monthly payments of approximately $8,000. During the year ended December 31, 2022 and 2021, the Company paid lease obligations of $0 and $83,054, respectively, under the Sublease. On September 30, 2021, the lease term ended, and the Company vacated the premises.

Related Party: Bristol Investment Fund, Ltd.

Bristol Investment Fund, Ltd. (“Bristol Investment Fund”) is managed by Bristol Capital Advisors, which in turn is managed by Paul L. Kessler.

Securities Purchase Agreement – December 2016

On December 1, 2016, the Company entered into the Purchase Agreement with Bristol Investment Fund, pursuant to which the Company sold to Bristol Investment Fund, for a cash purchase price of $2,500,000, securities comprising of: (i) a secured convertible debenture, (ii) Series A common stock purchase warrants, and (iii) Series B common stock purchase warrants. Pursuant to the Purchase Agreement, the Company paid $25,000 to Bristol Investment Fund and issued 25,000 shares of Common Stock with a grant date fair value of $85,000 to Bristol Investment Fund to cover legal fees. The Company recorded as a debt discount of $25,791 related to the cash paid and the relative fair value of the shares issued for legal fees.

(i) Secured Convertible Debenture

On December 1, 2016, the Company issued the Bristol Convertible Debenture with an initial principal balance of $2,500,000, and a maturity date of December 30, 2018. The Bristol Convertible Debenture will accrue interest on the aggregate unconverted and then outstanding principal amount at the rate of 12% per annum. Interest is payable quarterly on (i) January 1, April 1, July 1 and October 1, beginning on January 1, 2017, (ii) on each date the purchaser converts, in whole or in part, the Bristol Convertible Debenture into common stock (as to that principal amount then being converted), and (iii) on the day that is 20 days following the Company’s notice to redeem some or all of the of the outstanding principal of the Bristol Convertible Debenture (only as to that principal amount then being redeemed) and on the maturity date. Interest may be paid in cash, common stock, or a combination thereof at the sole discretion of the Company.

The Bristol Convertible Debenture is convertible into shares of the Company’s common stock at any time at the option of the holder. The initial conversion price was $3.00 (as converted) per share, subject to adjustment. In the event of default occurs, the conversion price shall be the lesser of (i) the initial conversion price of $3.00 and (ii) 50% of the average of the three lowest trading prices during the 20 trading days immediately prior to the applicable conversion date.

The Bristol Convertible Debenture contains anti-dilution provisions where, if the Company, at any time while the Bristol Convertible Debenture is outstanding, sells or grants any option to purchase, right to reprice, or otherwise dispose of or issue any common stock or common stock equivalents, at an effective price per share less that is lower than the conversion price then in effect, the conversion price shall be reduced to the lower effective price per share.

On December 19, 2019, the maturity date of the Bristol Convertible Debenture was amended to December 30, 2021.

On May 1, 2020, the maturity date of the Bristol Convertible Debenture was amended to December 31, 2022.

On August 3, 2020, as a result of the anti-dilution provisions, the effect of repricing stock options held by directors and employees to $0.25 decreased the conversion price to $0.25. As of December 31, 2020, the Bristol Convertible Debenture held by Bristol Investment Fund was convertible into 10,000,000 shares of common stock.

On October 31, 2021, in consideration for the release of senior security interest in certain of the assets, properties, and rights of discontinued operations that were sold during the year, the Bristol Convertible Debenture was amended to reduce the conversion price to $0.175.

During March 31, 2022, the Bristol Convertible Debenture principal in the amount of $3,150 was converted into 18,000 shares of common stock using a conversion price of $0.175.

On December 31, 2022 the maturity date of the Bristol Convertible Debenture was amended to May 31, 2023.

As of March 31, 2023, the Bristol Convertible Debenture with a principal amount of $2,496,850 held by Bristol Investment Fund was convertible into 14,267,714 shares of common stock using a conversion price of $0.175.

As of March 31, 2023 and December 31, 2022, the amount of accrued interest payable to Bristol Investment Fund under the Bristol Convertible Debenture was $1,899,074, and $1,825,195, respectively.

(ii) Series A Common Stock Purchase Warrants

On December 1, 2016, the Company issued series A common stock purchase warrants to acquire up to 833,333 shares of common stock at exercise price of $3.00, and expiring on December 1, 2021. The warrants contain anti-dilution provisions where, if the Company, at any time while the warrant is outstanding, sells or grants any option to purchase, right to reprice, or otherwise dispose of or issue any common stock or common stock equivalents, at an effective price per share less than the exercise price then in effect, the exercise price shall be reduced, and the number of warrant shares shall be increased such that the aggregate exercise price payable hereunder, shall be equal to the aggregate exercise price prior to such adjustment.

On December 19, 2019, as a result of the anti-dilution provisions, the issuance of the Barlock Convertible Debenture with a conversion price of $2.50 increased the number of shares of common stock issuable upon exercise of the series A common stock purchase warrants to 1,000,000, and decreased the exercise price to $2.50.

On December 19, 2019, Bristol Investment Fund assigned 300,000 series A common stock purchase warrants to Barlock Capital Management, LLC, and the expiration date of the warrants was extended to December 1, 2024. After the assignment, Bristol Investment Fund held series A common stock purchase warrants to acquire 700,000 shares of common stock at an exercise price to $2.50.

On August 3, 2020, as a result of the anti-dilution provisions, the effect of repricing stock options held by directors and employees to $0.25 increased the number of shares of common stock issuable upon exercise of the series A common stock purchase warrants to 7,000,000, and decreased the exercise price to $0.25. As of December 31, 2020, Bristol Investment Fund held series A common stock purchase warrants to acquire 7,000,000 shares of common stock at an exercise price to $0.25.

On October 31, 2021, as a result of the anti-dilution provisions, the effect of reducing the conversion price of the Convertible Debentures to $0.175 increased the common stock issuable upon the exercise of the series A common stock purchase warrants to 10,000,000, and decreased the exercise price to $0.175.

On September 9, 2022, Bristol Investment Fund assigned 20% of its series A common stock purchase warrants shares to Leviston Resources, LLC.

As of March 31, 2023, Bristol Investment Fund held series A common stock purchase warrants to acquire 10,000,000 shares of common stock at an exercise price of $0.175.

In addition, the warrants may be exercised, in whole or in part, at any time until they expire. If at any time after the 6-month anniversary of the closing date there is no effective registration statement, or no current prospectus available for the resale of the warrant shares, then the warrants may be exercised, in whole or in part, on a cashless basis at any time until they expire.

(iii) Series B Common Stock Purchase Warrants

On December 1, 2016, the Company issued series B common stock purchase warrants to acquire up to 833,333 shares of Common Stock at an initial exercise price of $0.002, and expiring on December 1, 2021. The series B common stock purchase warrants were exercised immediately on the issuance date, and the Company received gross proceeds of $1,667.

Upon issuance of the Bristol Convertible Debenture, the Company valued the warrants using the Black-Scholes Option Pricing model and accounted for it using the relative fair value of $1,448,293 as debt discount on the consolidated balance sheet. Debt discount is amortized over the earlier of (i) the term of the debt or (ii) conversion of the debt, using the effective interest method which approximates the interest method. The amortization of debt discount is included as a component of interest expense in the condensed consolidated statement of operations. There was no unamortized debt discount as of March 31, 2023 and December 31, 2022.

Related Party: Barlock 2019 Fund, LP

Barlock is managed by Scott D. Kaufman, who served as Chief Executive Officer of the Company from November 24, 2020, through May 11, 2022, and as co-Chief Executive Officer from May 12, 2022 through August 8, 2022, and as a Director from November 4, 2019, through August 8, 2022, and as Chairman of the Board of Directors from November 24, 2020, through December 1, 2021.

Securities Purchase Agreement – December 2019

On December 19, 2019, the Company entered into the purchase agreement with Barlock, pursuant to which the Company sold to Barlock, for a cash purchase price of $2,500,000, securities comprising of: (i) the Barlock Convertible Debenture, and (ii) Series A common stock purchase warrants assigned from Bristol Investment Fund. Pursuant to the purchase agreement, the Company paid $25,400 to Barlock for legal fees which was recorded as a debt discount.

(i) Secured Convertible Debenture

On December 19, 2019, the Company entered issued the Barlock Convertible Debenture with an initial principal balance of $2,500,000, and a maturity date of December 30, 2021. The Barlock Convertible Debenture accrues interest on the aggregate unconverted and then outstanding principal amount at the rate of 12% per annum. Interest is payable quarterly on (i) January 1, April 1, July 1 and October 1, beginning on January 1, 2020, (ii) on each date the purchaser converts, in whole or in part, the Barlock Convertible Debenture into common stock (as to that principal amount then being converted), and (iii) on the day that is 20 days following the Company’s notice to redeem some or all of the of the outstanding principal of the Barlock Convertible Debenture (only as to that principal amount then being redeemed) and on the maturity date. Interest may be paid in cash, common stock, or a combination thereof at the sole discretion of the Company.

The Barlock Convertible Debenture is convertible into shares of the Company’s common stock at any time at the option of the holder. The initial conversion price was $2.50 (as converted) per share, subject to adjustment. In the event default occurs, the conversion price shall be the lesser of (i) the initial conversion price of $2.50 and (ii) 50% of the average of the three lowest trading prices during the 20 trading days immediately prior to the applicable conversion date.

The Barlock Convertible Debenture contains anti-dilution provisions where, if the Company, at any time while the Barlock Convertible Debenture is outstanding, sells or grants any option to purchase, right to reprice, or otherwise dispose of or issue any common stock or common stock equivalents, at an effective price per share less that is lower than the conversion price then in effect, the conversion price shall be reduced to the lower effective price per share.

On August 3, 2020, as a result of the anti-dilution provisions, the effect of repricing stock options held by directors and employees to $0.25 decreased the conversion price to $0.25. As of December 31, 2020, the Barlock Convertible Debenture held by Barlock was convertible into 10,000,000 shares of common stock.

On October 31, 2021, in consideration for the release of senior security interest in certain of the assets, properties, and rights of discontinued operations that were sold during the year, the Barlock Convertible Debenture was amended to reduce the conversion price to $0.175, and the maturity date was amended to December 31, 2023.

In March 2022, the principal amount of $3,150 under the Barlock Convertible Debenture was converted into 18,000 shares of common stock at a conversion price of $0.175.

As of March 31, 2023, the Barlock Convertible Debenture with a principal amount of $2,496,850 held by Barlock was convertible into 14,267,714 shares of common stock at a conversion price of $0.175.

As of March 31, 2023 and December 31, 2022, the amount of accrued interest payable to Barlock under the Barlock Convertible Debenture was $985,923 and $912,044, respectively.

(ii) Series A Common Stock Purchase Warrants

On December 19, 2019, Bristol Investment Fund assigned to Barlock Capital Management, LLC series A common stock purchase warrants to acquire up to 300,000 shares of common stock at exercise price of $2.50, and expiring on December 1, 2024. The warrants contain anti-dilution provisions where, if the Company, at any time while the warrant is outstanding, sells or grants any option to purchase, right to reprice, or otherwise dispose of or issue any common stock or common stock equivalents, at an effective price per share less than the exercise price then in effect, the exercise price shall be reduced, and the number of warrant shares shall be increased such that the aggregate exercise price payable hereunder, shall be equal to the aggregate exercise price prior to such adjustment.

On August 3, 2020, as a result of the anti-dilution provisions, the effect of repricing stock options held by directors and employees to $0.25 increased the number of shares of common stock issuable upon exercise of the series A common stock purchase warrants to 3,000,000, and decreased the exercise price to $0.25. As of December 31, 2020, Barlock Capital Management, LLC held series A common stock purchase warrants to acquire 3,000,000 shares of common stock at an exercise price to $0.25.

On October 31, 2021, as a result of the anti-dilution provisions, the effect of reducing the conversion price of the secured convertible debenture to $0.175 increased the number of shares of common stock issuable upon exercise of the series A common stock purchase warrants to 4,285,714, and decreased the exercise price to $0.175.

As of March 31, 2023, Barlock Capital Management, LLC held series A common stock purchase warrants to acquire 4,285,714 shares of common stock at an exercise price to $0.175.

In addition, the warrants may be exercised, in whole or in part, at any time until they expire. If at any time after the six month anniversary of the closing date there is no effective registration statement, or no current prospectus available for the resale of the warrant shares, then the warrants may be exercised, in whole or in part, on a cashless basis at any time until they expire. Shares of common stock issuable upon exercise of warrants are subject to a 4.99% beneficial ownership limitation, which may increase to 9.99% upon notice to the Company.

Upon issuance of the secured convertible debenture, the Company valued the warrants using the Black-Scholes Option Pricing model and accounted for it using the relative fair value of $545,336 as debt discount on the consolidated balance sheet. Debt discount is amortized over the earlier of (i) the term of the debt or (ii) conversion of the debt, using the effective interest method which approximates the interest method. The amortization of debt discount is included as a component of interest expense in the condensed consolidated statement of operations. There was no unamortized debt discount as of March 31, 2023 and December 31, 2022.

Related Party: Barlock Capital Management, LLC

Barlock Capital Management, LLC, is managed by Scott D. Kaufman, who served as Chief Executive Officer of the Company from November 24, 2020, through May 11, 2022, and as co-Chief Executive Officer from May 12, 2022 through August 8, 2022, and as a Director from November 4, 2019, through August 8, 2022, and as Chairman of the Board of Directors from November 24, 2020, through December 1, 2021. From September 2021 through December 2021, the Company rented executive office space located at 2700 Homestead Road, Park City, UT 84098, for approximately $3,000 per month from Barlock Capital Management, LLC.

Related Party: American Natural Energy Corporation

Scott D. Kaufman is a director and shareholder of American Natural Energy Corporation (“ANEC”). In addition, Richard G. Boyce is a former director of the Company who resigned from the Board on July 22, 2022, is also a director of ANEC. On October 22, 2021, the Company entered into an agreement with ANEC, where ANEC would: (i) allow the Company to moor a barge on the ANEC operations site with the Company’s mobile data center that houses cryptocurrency miners and a mobile turbine, and, (ii) supply natural gas to power a mobile turbine that produces electricity that, in turn, is used to power the miners. ANEC charged the Company for the amount of natural gas used based on the daily spot price of an unaffiliated third party, and a daily fee of $1,500 during the initial 90-day term, and $2,000 thereafter, for the use of their operations site to moor the barge. The agreement terminated on May 24, 2022. The total amount paid to ANEC under the agreement for the three months ended March 31, 2023 and March 31, 2022 was $0 and $230,000, respectively.

In addition, in January 2022, the Company began renting executive office space located at 2700 Homestead Road, Park City, UT 84098, for approximately $3,000 per month from ANEC. The amount of rent paid to ANEC for the three months ended March 31, 2023 and March 31, 2022 was $0 and $9,000, respectively.

Related Party: Scott D. Kaufman, Chief Executive Officer

On September 7, 2021, Scott D. Kaufman received a one-time non-accountable expense reimbursement of $200,000 in consideration for significant efforts and diligence in negotiating and structuring investment transactions.

Related Party: K2PC Consulting, LLC

K2PC Consulting, LLC is managed by the spouse of Scott D. Kaufman. The company paid marketing fees to K2PC Consulting, LLC in the amount of $0 and $7,850, for the three months ended March 31, 2023 and 2022, respectively.

Related Party: John D. Maatta, Director

John D. Maatta is a current director, and served as Chief Executive Officer of the Company until November 24, 2020, as co-Chief Executive Officer from May 12, 2022 through July 8, 2022, and again as Chief Executive Officer beginning on July 9, 2022. On November 22, 2018, the Company agreed to issue 86,466 shares of preferred stock for settlement of the outstanding compensation due to Mr. Maatta of $212,707, for the period June 17, 2017 through November 15, 2018.

On August 3, 2020, the Company cancelled the 86,466 shares of preferred stock previously determined to be issued, and issued 21,271 shares of Series A preferred stock for the settlement of the previous outstanding amount due. In addition, on August 3, 2020, the Company issued 29,496 shares of Series A preferred stock for the settlement of $294,965 in additional outstanding compensation due to Mr. Maatta, and 35,100 shares of Series A preferred stock for the settlement of $351,000 in loans to the Company made by Mr. Matta. The non-interest-bearing loans were made as follows: during the year ended December 31, 2019, Mr. Maatta loaned $100,000 to the Company, during the year ended December 31, 2020, Mr. Matta loaned an additional $125,000 to the Company, and paid for other amounts on behalf of the Company amounting to $126,000. There were no outstanding balance of the loan payable to Mr. Maatta as of March 31, 2023 or December 31, 2022.

On March 1, 2021, 8,500 shares of Series A preferred stock were issued to Mr. Maatta in satisfaction of an aggregate of $85,546 due to Mr. Maatta under his separation agreement.

Related Party: CONtv

CONtv is a joint venture with third parties and Bristol Capital, LLC. The Company holds a limited and passive interest of 10% in CONtv. As of March 31, 2023 and December 31, 2022, the investment in CONtv and the amount due to CONtv was $0 for both periods.

Note 9. Related Party Transactions

The Company has entered into transactions with the following related parties:

Related Party: Bristol Capital, LLC

Bristol Capital, LLC (“Bristol Capital”), is managed by Paul L. Kessler. Mr. Kessler served as Executive Chairman of the Company from December 29, 2016, through November 24, 2020, when Mr. Kessler resigned his position, but continued to serve as member of the Board of Directors. On December 1, 2021 Mr. Kessler was again appointed Executive Chairman of the Company.

Consulting Agreement

On December 29, 2016, the Company entered into a Consulting Services Agreement with Bristol Capital (the “Consulting Agreement”). Pursuant to the Consulting Agreement, Mr. Kessler agreed to serve as Executive Chairman of the Company. The initial term of the Consulting Agreement is from December 29, 2016 through March 28, 2017. The term of the Consulting Agreement will be automatically extended for additional terms of 90-day periods, unless either the Company or Bristol Capital gives prior written notice of non-renewal to the other party no later than thirty (30) days prior to the expiration of the then current term. Upon the execution of the agreement the Company granted Bristol Capital options to purchase up to an aggregate of 30,000 shares of the Company’s common stock at an exercise price of $0.25 per share, as amended.

During the term, the Company will pay Bristol Capital, as amended, a monthly fee $18,750 payable in cash or preferred stock, at the Company’s election. In addition, Bristol Capital may receive an annual bonus in an amount and under terms determined by the Compensation Committee of the Board and approved by the Board in its sole and absolute discretion. The Company shall also, in association with the Uplisting, issue to Bristol Capital (i) shares of common stock equal to 5% of the fully diluted shares of common stock of the Company, calculated with the inclusion of Bristol Capital’s equity stock holdings and shares issuable upon conversion of convertible instruments, preferred stock, options, and warrants; and (ii) a onetime non-accountable expense reimbursement of $200,000.

On November 22, 2018, the Company agreed to issue 202,022 shares of preferred stock for settlement of $496,875 due under the consulting agreement as of October 31, 2018.

On August 3, 2020, the Company cancelled the 202,022 shares of preferred stock previously determined to be issued, and issued 49,688 shares of Series A preferred stock for the settlement of the previous outstanding amount due. In addition, on August 3, 2020, the Company issued 38,438 shares of Series A preferred stock for the settlement of $384,375 due under the consulting agreement as of July 31, 2020.

On March 1, 2021, the Company issued 22,500 shares of Series A preferred stock to Bristol Capital for the settlement of $225,000 due under the consulting agreement as of July 31, 2021.

During the years ended December 31, 2022 and 2021, the Company incurred expenses of approximately $225,000, for each period for consulting services provided by Bristol Capital. As of December 31, 2022, and 2021, the amount accrued to Bristol Capital for consulting services was $318,750 and $93,750, respectively.

Non-Accountable Expense Reimbursement

On September 7, 2021, Bristol Capital received a one-time non-accountable expense reimbursement of $200,000 in consideration for significant efforts and diligence in negotiating and structuring investment transactions.

Reimbursement of Legal Fees

In January 2022, Bristol Capital was reimbursed for $12,040 in legal fees.

Related Party: Bristol Capital Advisors, LLC

Bristol Capital Advisors, LLC (“Bristol Capital Advisors”), is managed by Paul L. Kessler.

Operating Sublease

On June 16, 2016, the Company entered into a Standard Multi-Tenant Sublease with Bristol Capital Advisors (the “Sublease”). The leased premises are owned by an unrelated third party and Bristol Capital Advisors passes the lease costs down to the Company. The term of the Sublease is for 5 years and 3 months beginning on July 1, 2016, with monthly payments of approximately $8,000. During the year ended December 31, 2022 and 2021, the Company paid lease obligations of $0 and $83,054, respectively, under the Sublease. On September 30, 2021, the lease term ended, and the Company vacated the premises.

Related Party: Bristol Investment Fund, Ltd.

Bristol Investment Fund, Ltd. (“Bristol Investment Fund”) is managed by Bristol Capital Advisors, which in turn is managed by Paul L. Kessler.

Securities Purchase Agreement – December 2016

On December 1, 2016, the Company entered into the Purchase Agreement with Bristol Investment Fund, pursuant to which the Company sold to Bristol Investment Fund, for a cash purchase price of $2,500,000, securities comprising of: (i) the Bristol Convertible Debenture, (ii) Series A common stock purchase warrants, and (iii) Series B common stock purchase warrants. Pursuant to the Purchase Agreement, the Company paid $25,000 to Bristol Investment Fund and issued 25,000 shares of common stock with a grant date fair value of $85,000 to Bristol Investment Fund to cover legal fees. The Company recorded as a debt discount of $25,791 related to the cash paid and the relative fair value of the shares issued for legal fees.

i) Secured Convertible Debenture

On December 1, 2016, the Company issued the Bristol Convertible Debenture with an initial principal balance of $2,500,000, and a maturity date of December 30, 2018. The Bristol Convertible Debenture will accrue interest on the aggregate unconverted and then outstanding principal amount at the rate of 12% per annum. Interest is payable quarterly on (i) January 1, April 1, July 1 and October 1, beginning on January 1, 2017, (ii) on each date the purchaser converts, in whole or in part, the Bristol Convertible Debenture into common stock (as to that principal amount then being converted), and (iii) on the day that is 20 days following the Company’s notice to redeem some or all of the of the outstanding principal of the secured convertible debenture (only as to that principal amount then being redeemed) and on the maturity date. Interest may be paid in cash, common stock, or a combination thereof at the sole discretion of the Company.

The Bristol Convertible Debenture is convertible into shares of the Company’s common stock at any time at the option of the holder. The initial conversion price was $3.00 (as converted) per share, subject to adjustment. In the event of default occurs, the conversion price shall be the lesser of (i) the initial conversion price of $3.00 and (ii) 50% of the average of the 3 lowest trading prices during the 20 trading days immediately prior to the applicable conversion date.

The Bristol Convertible Debenture contains anti-dilution provisions where, if the Company, at any time while the Bristol Convertible Debenture is outstanding, sells or grants any option to purchase, right to reprice, or otherwise dispose of or issue any common stock or common stock equivalents, at an effective price per share less that is lower than the conversion price then in effect, the conversion price shall be reduced to the lower effective price per share.

On December 19, 2019, the maturity date of the Bristol Convertible Debenture was amended to December 30, 2021.

On May 1, 2020, the maturity date of the Bristol Convertible Debenture was amended to December 31, 2022.

On August 3, 2020, as a result of the anti-dilution provisions, the effect of repricing stock options held by directors and employees to $0.25 decreased the conversion price to $0.25. As of December 31, 2020, the Bristol Convertible Debenture held by Bristol Investment Fund was convertible into 10,000,000 shares of common stock.

On October 31, 2021, in consideration for the release of senior security interest in certain of the assets, properties, and rights of discontinued operations that were sold during the year, the Bristol Convertible Debenture was amended to reduce the conversion price to $0.175.

During March 2022, Bristol Convertible Debenture principal in the amount of $3,150 was converted into 18,000 shares of common stock using a conversion price of $0.175.

On December 31, 2022 the maturity date of the Bristol Convertible Debenture was amended to May 31, 2023.

As of December 31, 2022 and 2021, the Bristol Convertible Debenture with a principal amount of $2,496,850 and $2,500,000, respectively, held by Bristol Investment Fund was convertible into 14,267,714 and 14,285,714 shares of common stock, respectively, using a conversion price of $0.175.

As of December 31, 2022 and 2021, the amount of accrued interest payable to Bristol Investment Fund under the Bristol Convertible Debenture was $1,825,195, and $1,525,479, respectively.

(ii) Series A Common Stock Purchase Warrants

On December 1, 2016, the Company issued series A common stock purchase warrants to acquire up to 833,333 shares of common stock at exercise price of $3.00, and expiring on December 1, 2021. The warrants contain anti-dilution provisions where, if the Company, at any time while the warrant is outstanding, sells or grants any option to purchase, right to reprice, or otherwise dispose of or issue any common stock or common stock equivalents, at an effective price per share less than the exercise price then in effect, the exercise price shall be reduced, and the number of warrant shares shall be increased such that the aggregate exercise price payable hereunder, shall be equal to the aggregate exercise price prior to such adjustment.

On December 19, 2019, as a result of the anti-dilution provisions, the issuance of the Barlock Convertible Debenture with a conversion price of $2.50 increased the number of shares of common stock issuable upon exercise of the series A common stock purchase warrants to 1,000,000, and decreased the exercise price to $2.50.

On December 19, 2019, Bristol Investment Fund assigned 300,000 series A common stock purchase warrants to Barlock Capital Management, LLC, and the expiration date of the warrants was extended to December 1, 2024. After the assignment, Bristol Investment Fund held series A common stock purchase warrants to acquire 700,000 shares of common stock at an exercise price to $2.50.

On August 3, 2020, as a result of the anti-dilution provisions, the effect of repricing stock options held by directors and employees to $0.25 increased the number of shares of common stock issuable upon exercise of the series A common stock purchase warrants to 7,000,000, and decreased the exercise price to $0.25. As of December 31, 2020, Bristol Investment Fund held series A common stock purchase warrants to acquire 7,000,000 shares of common stock at an exercise price to $0.25.

On October 31, 2021, as a result of the anti-dilution provisions, the effect of reducing the conversion price of the Convertible Debentures to $0.175 increased the common stock issuable upon the exercise of the series A common stock purchase warrants to 10,000,000, and decreased the exercise price to $0.175.

On September 9, 2022, Bristol Investment Fund assigned 20% of its series A common stock purchase warrants shares to Leviston Resources, LLC.

As of December 31, 2022, Bristol Investment Fund held series A common stock purchase warrants to acquire 10,000,000 shares of common stock at an exercise price of $0.175.

In addition, the warrants may be exercised, in whole or in part, at any time until they expire. If at any time after the 6-month anniversary of the closing date there is no effective registration statement, or no current prospectus available for the resale of the warrant shares, then the warrants may be exercised, in whole or in part, on a cashless basis at any time until they expire.

(iii) Series B Common Stock Purchase Warrants

On December 1, 2016, the Company issued series B common stock purchase warrants to acquire up to 833,333 shares of common stock at an initial exercise price of $0.002, and expiring on December 1, 2021. The series B common stock purchase warrants were exercised immediately on the issuance date, and the Company received gross proceeds of $1,667.

Upon issuance of the Bristol Convertible Debenture, the Company valued the warrants using the Black-Scholes Option Pricing model and accounted for it using the relative fair value of $1,448,293 as debt discount on the consolidated balance sheet. Debt discount is amortized over the earlier of (i) the term of the debt or (ii) conversion of the debt, using the effective interest method which approximates the interest method. The amortization of debt discount is included as a component of interest expense on the consolidated statement of operations. There was unamortized debt discount of $0 as of December 31, 2022 and 2021.

Related Party: Barlock 2019 Fund, LP

Barlock is managed by Scott D. Kaufman, who has served as Chief Executive Officer of the Company from November 24, 2020, through May 11, 2022, and as co-Chief Executive Officer from May 12, 2022 through August 8, 2022, and a former Director from November 4, 2019, through August 8, 2022, and former Chairman of the Board of Directors from November 24, 2020, through December 1, 2021.

Securities Purchase Agreement – December 2019

On December 19, 2019, the Company entered into the purchase agreement with Barlock, pursuant to which the Company sold to Barlock, for a cash purchase price of $2,500,000, securities comprising of: (i) the Barlock Convertible Debenture, and (ii) Series A common stock purchase warrants assigned from Bristol Investment Fund. Pursuant to the purchase agreement, the Company paid $25,400 to Barlock for legal fees which was recorded as a debt discount.

(ii) Secured Convertible Debenture

On December 19, 2019, the Company entered issued a Barlock Convertible Debenture with an initial principal balance of $2,500,000, and a maturity date of December 30, 2021. The Barlock Convertible Debenture will accrue interest on the aggregate unconverted and then outstanding principal amount at the rate of 12% per annum. Interest is payable quarterly on (i) January 1, April 1, July 1 and October 1, beginning on January 1, 2020, (ii) on each date the purchaser converts, in whole or in part, the Barlock Convertible Debenture into common stock (as to that principal amount then being converted), and (iii) on the day that is 20 days following the Company’s notice to redeem some or all of the of the outstanding principal of the Barlock Convertible Debenture (only as to that principal amount then being redeemed) and on the maturity date. Interest may be paid in cash, common stock, or a combination thereof at the sole discretion of the Company.

The Barlock Convertible Debenture is convertible into shares of the Company’s common stock at any time at the option of the holder. The initial conversion price was $2.50 (as converted) per share, subject to adjustment. In the event of default occurs, the conversion price shall be the lesser of (i) the initial conversion price of $2.50 and (ii) 50% of the average of the 3 lowest trading prices during the 20 trading days immediately prior to the applicable conversion date.

The Barlock Convertible Debenture contains anti-dilution provisions where, if the Company, at any time while the Barlock Convertible Debenture is outstanding, sells or grants any option to purchase, right to reprice, or otherwise dispose of or issue any common stock or common stock equivalents, at an effective price per share less that is lower than the conversion price then in effect, the conversion price shall be reduced to the lower effective price per share.

On August 3, 2020, as a result of the anti-dilution provisions, the effect of repricing stock options held by directors and employees to $0.25 decreased the conversion price to $0.25. As of December 31, 2020, the Barlock Convertible Debenture held by Barlock was convertible into 10,000,000 shares of common stock.

On October 31, 2021, in consideration for the release of senior security interest in certain of the assets, properties, and rights of discontinued operations that were sold during the year, the Barlock Convertible Debenture was amended to reduce the conversion price to $0.175, and the maturity date was amended to December 31, 2023.

During March 2022, the principal amount of $3,150 under the Barlock Convertible Debenture was converted into 18,000 shares of common stock at a conversion price of $0.175.

As of December 31, 2022 and 2021, the Barlock Convertible Debenture with a principal amount of $2,496,850 and $2,500,000, respectively, held by Barlock was convertible into 14,267,714 and 14,285,714 shares of common stock, respectively, at a conversion price of $0.175.

As of December 31, 2022 and 2021, the amount of accrued interest payable to Barlock under the Barlock Convertible Debenture was $912,044, and $612,239, respectively.

(ii) Series A Common Stock Purchase Warrants

On December 19, 2019, Bristol Investment Fund assigned to Barlock Capital Management, LLC series A common stock purchase warrants to acquire up to 300,000 shares of common stock at exercise price of $2.50, and expiring on December 1, 2024. The warrants contain anti-dilution provisions where, if the Company, at any time while the warrant is outstanding, sells or grants any option to purchase, right to reprice, or otherwise dispose of or issue any common stock or common stock equivalents, at an effective price per share less than the exercise price then in effect, the exercise price shall be reduced, and the number of warrant shares shall be increased such that the aggregate exercise price payable hereunder, shall be equal to the aggregate exercise price prior to such adjustment.

On August 3, 2020, as a result of the anti-dilution provisions, the effect of repricing stock options held by directors and employees to $0.25 increased the number of shares of common stock issuable upon exercise of the series A common stock purchase warrants to 3,000,000, and decreased the exercise price to $0.25. As of December 31, 2020, Barlock Capital Management, LLC held series A common stock purchase warrants to acquire 3,000,000 shares of common stock at an exercise price to $0.25.

On October 31, 2021, as a result of the anti-dilution provisions, the effect of reducing the conversion price of the secured convertible debenture to $0.175 increased the number of shares of common stock issuable upon exercise of the series A common stock purchase warrants to 4,285,714, and decreased the exercise price to $0.175.

As of December 31, 2022, Barlock Capital Management, LLC held series A common stock purchase warrants to acquire 4,285,714 shares of common stock at an exercise price to $0.175.

In addition, the warrants may be exercised, in whole or in part, at any time until they expire. If at any time after the six-month anniversary of the closing date there is no effective registration statement, or no current prospectus available for the resale of the warrant shares, then the warrants may be exercised, in whole or in part, on a cashless basis at any time until they expire. Shares of common stock issuable upon exercise of warrants are subject to a 4.99% beneficial ownership limitation, which may increase to 9.99% upon notice to the Company.

Upon issuance of the secured convertible debenture, the Company valued the warrants using the Black-Scholes Option Pricing model and accounted for it using the relative fair value of $545,336 as debt discount on the consolidated balance sheet. Debt discount is amortized over the earlier of (i) the term of the debt or (ii) conversion of the debt, using the effective interest method which approximates the interest method. The amortization of debt discount is included as a component of interest expense on the consolidated statement of operations. There was unamortized debt discount of $0, as of December 31, 2022 and 2021.

Related Party: Barlock Capital Management, LLC

Barlock Capital Management, LLC, is managed by Scott D. Kaufman, who served as Chief Executive Officer of the Company from November 24, 2020, through May 11, 2022, and as co-Chief Executive Officer from May 12, 2022 through August 8, 2022, and a former Director from November 4, 2019, through August 8, 2022, and former Chairman of the Board of Directors from November 24, 2020, through December 1, 2021. From September 2021 through December 2021, the Company rented executive office space located at 2700 Homestead Road, Park City, UT 84098, for approximately $3,000 per month from Barlock Capital Management, LLC. The amount of rent paid to Barlock Capital Management, LLC for the years ended December 31, 2022 and 2021, amounted to $0 and $9,410, respectively.

In addition, the Company paid management fees to Barlock Capital Management, LLC in the amount of $0 and $81,000, for the years ended December 31, 2022 and 2021, respectively.

Related Party: American Natural Energy Corporation

Scott D. Kaufman is a director and shareholder of American Natural Energy Corporation (“ANEC”). In addition, Richard G. Boyce is a former director of the Company who resigned from the Board on July 22, 2022, is also a director of ANEC. On October 22, 2021, the Company entered into an agreement with ANEC, where ANEC would: (i) allow the Company to moor a barge on the ANEC operations site with the Company’s mobile data center that houses cryptocurrency miners and a mobile turbine, and, (ii) supply natural gas to power a mobile turbine that produces electricity that, in turn, is used to power the miners. ANEC charges the Company for the amount of natural gas used based on the daily spot price of an unaffiliated third party, and a daily fee of $1,500 during the initial 90-day term, and $2,000 thereafter, for the use of their operations site to moor the barge. The agreement terminated on May 24, 2022. The total amount paid to ANEC under the agreement for the year ended December 31, 2022 amounted to approximately $400,000.

In addition, in January 2022, the Company began renting executive office space located at 2700 Homestead Road, Park City, UT 84098, for approximately $3,000 per month from ANEC. The amount of rent paid to ANEC for the year ended December 31, 2022 amounted to approximately $9,000.

Related Party: Scott D. Kaufman, former Chief Executive Officer

On September 7, 2021, Scott D. Kaufman received a one-time non-accountable expense reimbursement of $200,000 in consideration for significant efforts and diligence in negotiating and structuring investment transactions.

Related Party: K2PC Consulting, LLC

K2PC Consulting, LLC is managed by the spouse of Scott D. Kaufman. The company paid marketing fees to K2PC Consulting, LLC in the amount of $7,850 and $24,500, for the years ended December 31, 2022 and 2021, respectively.

Related Party: John D. Maatta, Director and Chief Executive Officer

John D. Maatta is a current director, and served as Chief Executive Officer of the Company until November 24, 2020, as co-Chief Executive Officer from May 12, 2022 through July 8, 2022, and again as Chief Executive Officer beginning on July 9, 2022. On November 22, 2018, the Company agreed to issue 86,466 shares of preferred stock for settlement of the outstanding compensation due to Mr. Maatta of $212,707, for the period June 17, 2017 through November 15, 2018.

On August 3, 2020, the Company cancelled the 86,466 shares of preferred stock previously determined to be issued, and issued 21,271 shares of Series A preferred stock for the settlement of the previous outstanding amount due. In addition, on August 3, 2020, the Company issued 29,496 shares of Series A preferred stock for the settlement of $294,965 in additional outstanding compensation due to Mr. Maatta, and 35,100 shares of Series A preferred stock for the settlement of $351,000 in loans to the Company made by Mr. Matta. The non-interest-bearing loans were made as follows: during the year ended December 31, 2019, Mr. Maatta loaned $100,000 to the Company, during the year ended December 31, 2020, Mr. Matta loaned an additional $125,000 to the Company, and paid for other amounts on behalf of the Company amounting to $126,000. The outstanding balance of the loan payable to Mr. Maatta as of December 31, 2022 and 2021, was $0, for both periods.

On March 1, 2021, 8,500 shares of Series A preferred stock were issued to Mr. Maatta in satisfaction of an aggregate of $85,546 due to Mr. Maatta under his separation agreement.

Related Party: CONtv

CONtv is a joint venture with third parties and Bristol Capital, LLC. The Company holds a limited and passive interest of 10% in CONtv. As of December 31, 2022 and 2021, the investment in CONtv and the amount due to CONtv was $0, for both periods.